Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
General and Administrative, Net		$ 4,637	$ 4,429	$ 2,500
Research and Development, Net		3,178	4,695	3,664
Cost of Revenues, Net		1,555	1,890	4,088
Cost of Revenues [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses		393		1,163
Consultants and subcontractors		112	247	881
Expenditure on materials (including inventory impairment loss)		1	2	792
Depreciation and other				259
Royalties		84
Office maintenance				93
Cost of Revenues, Gross		590	249	3,188
Operating costs not attributed to projects (mainly salary and related expenses)	[1]	965	1,641	900
Onerous contract provision included in costs			8	215
Research and Development, Net [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses		2,268	2,656	2,496
Consultants and subcontractors		388	441	998
Expenditure on materials (including inventory impairment loss)		70	1,020	738
Depreciation and other		104	486	437
Office maintenance		440	367	261
Research and Development, Gross		3,270	4,970	4,930
Less: Government Grants		(92)	(275)	(1,266)
Selling and Marketing [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses		918	953	444
Office maintenance		35	30	46
Project Promotion		58	84	45
Consultants		87	38	90
Other		50	96	13
Selling and Marketing, Net		1,148	1,201	638
General and Administrative [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses		2,134	2,354	1,013
Depreciation and other		170	298	173
Office maintenance		175	117	210
Consultants and insurance		1,778	1,660	1,104
Allowance for credit losses		$ 380

[1]	Cost and expenses relating to periods in which the plant did not operate in full capacity.